SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Subsequent Events
Note 9. SUBSEQUENT EVENTS	Management has evaluated subsequent events through the date these financial statements were issued. Based on our evaluation no events have occurred that require disclosure.	Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no events have occurred that require disclosure.